The Company and Summary of Significant Accounting Policies - Narrative (Details)										1 Months Ended		3 Months Ended				6 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended						14 Months Ended
	Oct. 23, 2025	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 19, 2025 $ / shares	Apr. 24, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Feb. 15, 2025 USD ($)	Oct. 31, 2024 USD ($)	Sep. 11, 2024 USD ($) $ / shares	Mar. 04, 2024 USD ($) trading_day $ / shares shares	Jun. 30, 2024 USD ($)	Nov. 30, 2022 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) trading_day component $ / shares		Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Nov. 15, 2025 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) trading_day component note $ / shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	May 12, 2025 USD ($) $ / shares	Jan. 15, 2025 $ / shares	Jan. 09, 2025 USD ($)	Nov. 22, 2024 $ / shares	Nov. 12, 2024 USD ($)	Oct. 30, 2024 $ / shares	Jul. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Business combination, exchange ratio									34.27%
Common stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.0001			$ 0.0001	[1]			$ 0.0001	[1]						$ 0.0001	[1],[2]	$ 0.0001	[2]	$ 0.0001 [2]
Accumulated deficit										$ 24,833,111		$ 47,078,042		$ 24,833,111	$ 18,398,735	$ 47,078,042		$ 24,833,111	$ 28,452,605				$ 31,940,527		$ 17,770,145		$ 17,770,145
Net loss												$ 4,001,515		1,248,874	$ 628,590	15,137,515		1,877,464	$ 5,496,958				8,984,880		6,098,951
Net cash used in operating activities																4,978,822		6,955,081					10,033,477		2,651,143
Proceeds from sale of common stock and warrants, net of issuance costs																$ 700,000		0					$ 999,998		1,017,850
Debt instrument, convertible, threshold trading days | trading_day									5							3							3
Triggered event, daily volume-weighted average price per share (in dollars per share) | $ / shares																																	$ 2.6304
Share price (in dollars per share) | $ / shares												$ 2.01				$ 2.01							$ 2.16
Payment term range, cash in advance, duration												30 days				30 days							30 days
Number of clinics | note																							8
Number of components | component																600							600
Number of dependent components | component																5							5
Restricted cash equivalents																							$ 20,000		20,000		20,000
Allowance for credit loss																							0		0		0
Finance lease, right-of-use asset, after accumulated amortization																							0		0		0
Asset impairment charges																							0		0
Contract with customer, asset												$ 0				$ 0							0		0		0
Contract with customer, liability												34,286				34,286							49,365		347,619		347,619
Contract with customer, liability, revenue recognized												10,357				21,746									39,683
Deferred revenue (refund)																(15,079)		(315,873)					$ (298,254)		347,619
Product warranty obligation, term																							12 months
Research and development												$ 900,694		$ 925,082		$ 1,752,946		$ 1,567,628					$ 3,267,340		1,485,636
Income tax examination, penalties and interest accrued																							$ 0		$ 0		$ 0
Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares											114,235														29,844		55,975
Sale of stock, price per share (in dollars per share) | $ / shares											$ 35.01
Consideration received on transaction				$ 500,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 2.16
Patents
Property, Plant and Equipment [Line Items]
Useful Life																							12 years		12 years		12 years
Subsequent Event
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares																												$ 2.922
Subsequent Event | Private Placement
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
Sale of stock, number of shares issued in transaction (in shares) | shares		2,232,243		261,644
Shares issued (in shares) | shares				523,286
Sale of stock, price per share (in dollars per share) | $ / shares		$ 4.50		$ 1.911
Consideration received on transaction		$ 18,180,655		$ 500,000
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares		$ 4.4997
Subsequent Event | Private Placement | Subscription Warrant
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term		5 years
Shares issued (in shares) | shares		4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 4.50
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		5,424,083
Shares issued (in shares) | shares		1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.0003
Subsequent Event | Minimum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			2
Subsequent Event | Maximum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			20
Related Party
Property, Plant and Equipment [Line Items]
Contract with customer, liability																							$ 0		$ 300,000		$ 300,000
Private Investment Public Entity Agreement | Related Party
Property, Plant and Equipment [Line Items]
Common stock, value, subscriptions, total																												$ 200,000				$ 2,560,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																															$ 2.016
Private Investment Public Entity Agreement | Related Party | Subsequent Event
Property, Plant and Equipment [Line Items]
Common stock, value, subscriptions, total																												$ 200,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																												$ 3.36
Foundation | Related Party
Property, Plant and Equipment [Line Items]
Contract with customer, liability																									$ 100,000		$ 100,000							$ 200,000
Deferred revenue (refund)										$ (300,000)													$ (300,000)
Forecast | Related Party
Property, Plant and Equipment [Line Items]
Proceed from minimum order quantity, distribution amount																					$ 27,000,000	$ 18,000,000
Lynrock Lake Term Loan
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					$ 10,100,000
Proceeds from convertible debt				$ 500,000	$ 5,400,000
Liquidation, operating plan, duration					12 months
Lynrock Lake Term Loan | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					$ 10,100,000
Proceeds from convertible debt					$ 5,400,000
Liquidation, operating plan, duration					12 months
Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Net impact of the merger on the consolidated statement of stockholders' deficit									$ 500,000
Yorkville
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares									333,334
Yorkville | Yorkville Pre-paid Advance
Property, Plant and Equipment [Line Items]
Pre-paid advance agreement									$ 10,000,000
Debt instrument, convertible, triggered periodic payment						$ 500,000		$ 1,521,581
Debt instrument, convertible, triggered principal amount								$ 1,145,407	1,500,000																					$ 1,500,000
Share price (in dollars per share) | $ / shares								$ 2.6304
Repayment of convertible debt					$ 3,000,000
Warrants and rights outstanding, term					5 years
Yorkville | Yorkville Pre-paid Advance | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, convertible, triggered periodic payment							$ 500,000
Debt instrument, convertible, triggered principal amount																														$ 1,500,000
Share price (in dollars per share) | $ / shares																													$ 1.50
Repayment of convertible debt					$ 3,000,000
Warrants and rights outstanding, term					5 years
Repayments of convertible debt, shares (in shares) | shares					5,000,071
Yorkville | Yorkville Pre-paid Advance | Forecast
Property, Plant and Equipment [Line Items]
Debt instrument, convertible, triggered periodic payment																				$ 500,000
Yorkville | Lynrock Lake Term Loan
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Yorkville | Lynrock Lake Term Loan | Subsequent Event
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Yorkville | Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Business combination, pre-paid advance received									9,025,000
Proceeds from sale of common stock and warrants, net of issuance costs									40,000,000
Funicular Funds, LP
Property, Plant and Equipment [Line Items]
Proceeds from the Merger, net of transaction costs									$ 1,500,000

[1]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).